                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2 Mid America Plaza
                                    Suite 200
                           Oakbrook Terrace, IL 60181
               (Address of principal executive offices)(Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                                    Suite 200
                           Oakbrook Terrace, IL 60181
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

                                TABLE OF CONTENTS

Item 1.    Reports to Stockholders.
Item 2.    Code of Ethics.
Item 3.    Audit Committee Financial Expert.
Item 4.    Principal Accountant Fees and Services.
Item 5.    Audit Committee of Listed Registrants.
Item 6.    Schedule of Investments.
Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End
           Management Investment Companies.
Item 8.    Portfolio Managers of Closed-End Management Investment Companies.
Item 9.    Purchases of Equity Securities by Closed-End Management Investment
           Company and Affiliated Purchasers.
Item 10.   Submission of Matters to a Vote of Security Holders.
Item 11.   Controls and Procedures.
Item 12.   Exhibits.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           PLAN INVESTMENT FUND, INC.

                                  Annual Report
                                December 31, 2005

                                        ADMINISTRATOR:
                                        A

                                        BCS FINANCIAL SERVICES CORPORATION
                                        2 Mid America Plaza, Suite 200
                                        Oakbrook Terrace, IL 60181
                                        (800) 621-9215

                           PLAN INVESTMENT FUND, INC.

                                                               February 17, 2006

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2005 Annual Report for Plan Investment Fund, Inc. We appreciate the investors' confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

                                        Sincerely,


                                        /s/ David P. Behnke
                                        ----------------------------------------
                                        David P. Behnke
                                        President and Chief Executive Officer

                           GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2005

                                                    PERCENTAGE
                                                        OF          PAR      AMORTIZED
                                                    NET ASSETS     (000)        COST
                                                    ----------   --------   ------------
GOVERNMENT AGENCY OBLIGATIONS                          31.3%
   Federal Home Loan Bank(1)
   Discount Notes
   4.00% (01/03/06)                                              $225,000   $224,949,999
   (Cost $224,949,999)                                                      ------------

REPURCHASE AGREEMENTS                                  69.2%
   Goldman Sachs & Co.
   4.33% (01/03/06)
   To be repurchased at $135,064,950
   (collateralized by $172,971,873
   Federal Home Loan Mortgage Corporation Bonds &
   Federal National Mortgage Association Bonds,
   4.352% to 7.00%; due 10/01/24 to 10/01/35;
   Total Market Value is $139,060,001)                            135,000    135,000,000

Greenwich Capital Markets
   4.33% (01/03/06)
   To be repurchased at $185,089,006
   (collateralized by $245,987,294
   Federal National Mortgage Association Strips,
   due 08/01/34 to 10/01/35;
   Total Market Value is $190,551,540)                            185,000    185,000,000

UBS Securities LLC
   4.27% (01/03/06)
   To be repurchased at $173,758,400
   (collateralized by $236,045,596
   Federal National Mortgage Association Strips,
   due 09/01/33 to 10/01/35;
   Total Market Value is $178,887,968)                            173,676    173,676,000

UBS Securities LLC
   3.30% (01/03/06)
   To be repurchased at $3,501,283
   (collateralized by $3,430,000
   Federal Home Loan Mortgage Corporation Medium
   Term Notes, 5.50%; due 09/15/11;
   Total Market Value is $3,605,183)                                3,500      3,500,000
                                                                            ------------
   TOTAL REPURCHASE AGREEMENTS
   (Cost $497,176,000)                                                       497,176,000
                                                                            ------------

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Concluded)

                                                 PERCENTAGE
                                                     OF        PAR      AMORTIZED
                                                 NET ASSETS   (000)       COST
                                                 ----------   -----   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $722,125,999*)                            100.5%             $722,125,999
                                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS               (0.5%)              (3,980,202)
                                                   -----              ------------
NET ASSETS
   (Applicable to 718,145,797 PCs outstanding)     100.0%             $718,145,797
                                                   =====              ============
NET ASSET VALUE
Offering and redemption price per PC
($718,145,797/718,145,797 PCs)                                        $       1.00
                                                                      ============

----------
* Aggregate cost is the same for financial reporting and Federal tax purposes.

PC - Participation Certificate

(1)- These obligations of U.S. Government sponsored entitles are not issued or guaranteed by the U.S. Treasury

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2005

                                                   PERCENTAGE
                                                       OF         PAR    AMORTIZED
                                                   NET ASSETS    (000)      COST
                                                   ----------   ------  -----------
BANK OBLIGATIONS                                      11.0%

DOMESTIC CERTIFICATES OF DEPOSIT                       6.0%
   National City Bank Cleveland
      4.28% (01/09/06)                                          $4,000  $ 3,999,805
   Washington Mutual Bank FA
      4.30% (01/17/06)                                           2,500    2,499,989
      4.28% (01/25/06)                                           5,000    4,999,967
                                                                        -----------
                                                                         11,499,761
                                                                        -----------

YANKEE CERTIFICATES OF DEPOSIT                         5.0%
   Banque Nationale De Paris(1)
      4.51% (10/19/06)                                           2,000    2,000,000
   Credit Suisse First Boston New York Branch(1)
      4.30% (01/23/06)                                           4,500    4,500,000
   Royal Bank of Scotland/NewYork(1)
      4.52% (10/20/06)                                           1,150    1,150,022
   Societe Generale New York Branch(1)
      4.78% (12/06/06)                                           1,750    1,750,000
                                                                        -----------
                                                                          9,400,022
                                                                        -----------
TOTAL BANK OBLIGATIONS
(Cost $20,899,783)                                                       20,899,783
                                                                        -----------

CORPORATE DEBT                                        45.9%

COMMERCIAL PAPER
ASSET BACKED SECURITIES                               10.9%
   Amstel Funding Corp.
      4.35% (03/02/06)                                           3,000    2,978,250
   Brahms Funding Corp.
      4.30% (01/23/06)                                           3,000    2,992,117
   Concord Minutemen Capital Corp.
      4.41% (03/15/06)                                           1,100    1,090,163
   Emerald Certificates MBNA
      4.42% (03/09/06)                                           6,000    5,950,643
   Grampian Funding LLC
      4.39% (03/16/06)                                           3,600    3,567,514
   Sheffield Receivables
      4.29% (01/17/06)                                           4,000    3,992,373
                                                                        -----------
                                                                         20,571,060
                                                                        -----------

BANKS                                                  5.0%
   Barclays US Funding LLC
      4.20% (02/03/06)                                           8,000    7,969,237
   Citigroup Funding, Inc.
      4.23% (01/25/06)                                           1,500    1,495,775
                                                                        -----------
                                                                          9,465,012
                                                                        -----------

SECURITIES BROKERS AND DEALERS 2.6%
   Morgan Stanley & Co.
      4.33% (01/03/06)                                           5,000    5,000,000
                                                                        -----------
                                                                          5,000,000
                                                                        -----------

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                  (Continued)

                                                   PERCENTAGE
                                                       OF         PAR    AMORTIZED
                                                   NET ASSETS    (000)      COST
                                                   ----------   ------  -----------
CORPORATE DEBT (CONTINUED)

LIFE INSURANCE                                         2.6%
   Prudential Funding LLC
      4.27% (01/20/06)                                          $5,000  $ 4,988,732
                                                                        -----------

NOTES AND BONDS
ASSET BACKED SECURITIES                                2.9%
   Links Finance LLC(2)
      4.26% (01/05/06)                                           5,500    5,499,582
                                                                        -----------

BANKS                                                  3.2%
   Wells Fargo & Co.
      4.34% (01/03/06)                                           6,000    6,000,000
                                                                        -----------

LIFE INSURANCE                                         5.6%
   Allstate Life Global Funding II(2)
      4.37% (01/27/06)                                           5,000    5,000,000
   MetLife Global Funding I(2)
   4.45% (01/30/06)                                              5,500    5,500,000
                                                                        -----------
                                                                         10,500,000
                                                                        -----------

SECURITY BROKERS AND DEALERS                           0.7%
   Racers Trust-2004-G-MM 2
      4.37% (01/23/06)                                           1,290    1,290,000
                                                                        -----------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                3.2%
   General Electric Capital Corp.
      4.44% (01/09/06)                                           6,000    6,004,561
                                                                        -----------

CORPORATE VARIABLE RATE DEMAND NOTES                   9.2%
   Al-Fe Heat Treating, Inc (National
      City Bank Indiana LOC)(3)
      4.46% (01/04/06)                                           3,000    3,000,000

   Brosis Finance LLC (Branch Banking and Trust
      Company LOC)(3)
      4.38% (01/04/06)                                           4,700    4,700,000

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Continued)

                                                                     PERCENTAGE
                                                                         OF         PAR      AMORTIZED
                                                                     NET ASSETS    (000)        COST
                                                                     ----------   -------   -----------
CORPORATE DEBT (CONTINUED)

CORPORATE VARIABLE RATE DEMAND NOTES (CONTINUED)
   Fiore Capital LLC (Marshall & Ilsley Bank LOC)(3)
      4.38% (01/05/06)                                                            $ 4,000   $ 4,000,000
   MUBEA, Inc. Series 1999(3) (Fifth Third Bank LOC)(3)
      4.55% (01/05/06)                                                              3,300     3,300,000
      4.55% (01/07/06)                                                              2,500     2,500,000
                                                                                            -----------
                                                                                             17,500,000
                                                                                            -----------
   TOTAL CORPORATE DEBT                                                                      86,818,947
   (Cost $86,818,947)                                                                       -----------

MUNICIPAL VARIABLE RATE DEMAND NOTES                                     5.7%
   Bergen County, NJ Import(3)
   Authority Revenue Bonds (Wachovia Bank NA LOC)
      4.35% (01/05/06)                                                              4,000     4,000,000
   Butler County, OH Capital Funding(3)
   Revenue Bonds (U.S. Bank National Association LOC)
      4.38% (01/07/06)                                                                670       670,000
   Chesterfield County, VA Industrial Development(3)
   Authority Revenue Bonds (Suntrust Bank SBPA)
      4.45% (01/05/06)                                                              4,800     4,800,000
   St. Louis, MO Industrial Development (Marshall & Ilsley LOC)(3)
      4.55% (01/05/06)                                                              1,245     1,245,000
                                                                                            -----------
   TOTAL MUNICIPAL DEBT                                                                      10,715,000
   (Cost $10,715,000)                                                                       -----------

MASTER NOTES                                                             4.8%
   Merrill Lynch Mortgage Capital, Inc.
      4.35% (01/03/06)                                                              9,000     9,000,000
      (Cost $9,000,000)                                                                     -----------

REPURCHASE AGREEMENTS                                                   32.8%
Goldman Sachs & Co
To be repurchased at $45,021,650
   4.33% (01/03/06)
   (collateralized by $47,669,743
   Federal Home Loan Mortgage Corporation,
   4.61%; due 09/01/35;
   Total Market Value is $46,350,001)                                              45,000    45,000,000

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Concluded)

                                                      PERCENTAGE
                                                          OF         PAR       AMORTIZED
                                                      NET ASSETS    (000)        COST
                                                      ----------   -------   ------------
REPURCHASE AGREEMENTS (CONTINUED)

Morgan Stanley & Co.
   4.27% (01/03/06)
   To be repurchased at $4,001,898
   (collateralized by $9,969,781
   Federal National Mortgage Association Bonds,
   6.00%; due 12/01/33
   Total Market Value is $4,120,000)                               $ 4,000   $  4,000,000

UBS Securities LLC
   4.27% (01/03/06)
   To be repurchased at $11,329,373
   (collateralized by $15,365,090
   Federal Home Loan Mortgage Corporation Strips,
   due 08/01/35; Total Market Value is $11,665,465)                 11,324     11,324,000

UBS Securities LLC
   3.30% (01/03/06)
   To be repurchased at $1,782,654
   (collateralized by $1,750,031
   Federal National Mortgage Association Srips &
   Federal Home Loan Mortgage Corporation,
   0.00% to 5.50%; due 09/15/11 to 11/01/18;
   Total Market Value is $1,839,386)                                 1,782      1,782,000
                                                                             ------------
      TOTAL REPURCHASE AGREEMENTS
      (Cost $62,106,000)                                                       62,106,000
                                                                             ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $189,539,730*)                                 100.2%                189,539,730
                                                                             ------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2%)                 (346,919)
                                                        -----                ------------
NET ASSETS
   (Applicable to 189,220,944 PCs outstanding)          100.0%               $189,192,811
                                                        =====                ============
NET ASSET VALUE,
Offering and redemption price per PC
($189,192,811/189,220,944 PCs)                                               $       1.00
                                                                             ============

----------
* Aggregate cost is the same for financial reporting and Federal tax purposes.

(1) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. At December 31, 2005, the value of these securities amounted to approximately $17,289,582 or 9.1% of net assets.

(3) Rates shown are the rates as of December 31, 2005 and maturities are the next interest adjustment date.

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2005

                                                GOVERNMENT/REPO   MONEY MARKET
                                                   PORTFOLIO        PORTFOLIO
                                                ---------------   ------------
ASSETS
   Investments in securities, at amortized
      cost, which approximates market value       $224,949,999    $127,433,730
   Repurchase Agreements                           497,176,000      62,106,000
   Cash                                                     --          21,270
   Accrued interest receivable                         118,820         278,649
   Other assets                                         18,381           3,226
                                                  ------------    ------------
      Total Assets                                 722,263,200     189,842,875

LIABILITIES
   Dividends payable                                 3,130,582         554,765
   Payable to Custodian - Redemption                   695,621              --
   Accrued expenses payable
      Payable to Investment Advisor (Note 2)           108,635          43,707
      Payable to Administrator (Note 2)                 44,373          13,136
      Payable to Custodian (Note 2)                     17,655           3,856
      Payable to Transfer Agent (Note 2)                 8,288              81
      Other liabilities                                112,249          34,519
                                                  ------------    ------------
      Total Liabilities                              4,117,403         650,064
                                                  ------------    ------------
NET ASSETS                                        $718,145,797    $189,192,811
                                                  ============    ============
NET ASSET VALUE PER
   PARTICIPATION CERTIFICATE                      $       1.00    $       1.00
                                                  ============    ============

Government/REPO Portfolio
2 billion PCs authorized; 718,145,797 PCs
   outstanding ($718,145,797/718,145,797 PCs)
Money Market Portfolio
2 billion PCs authorized; 189,220,944 PCs outstanding ($189,192,811/189,220,944 PCs)

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                       GOVERNMENT/REPO   MONEY MARKET
                                          PORTFOLIO        PORTFOLIO
                                       ---------------   ------------
INTEREST INCOME                          $32,761,846      $5,250,632
                                         -----------      ----------

EXPENSES
   Investment advisory fees (Note 2)       1,408,040         318,580
   Administration fees (Note 2)              497,807          79,645
   Custodian fees (Note 2)                    96,571          23,546
   Transfer agent fees (Note 2)               29,756           4,831
   Audit fees                                 49,204           7,950
   Legal fees                                 98,702          15,834
   Insurance expense                          60,674          16,174
   Trustee expense                            12,938           2,101
   Fund compliance fees                       34,612           5,413
   Printing fees                              12,938           2,101
   SEC registration fees                      38,912              --
   Professional services fees                 14,780          13,297
   Miscellaneous                               2,156             350
                                         -----------      ----------
      Total expenses                       2,357,090         489,822
      Less fees waived (Note 2)           (1,361,476)        (47,796)
                                         -----------      ----------
      Net Total Expenses                     995,614         442,026
                                         -----------      ----------
NET INVESTMENT INCOME                     31,766,232       4,808,606
NET REALIZED LOSS ON SECURITIES SOLD              --         (27,275)
                                         -----------      ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                       $31,766,232      $4,781,331
                                         ===========      ==========

                See accompanying notes to financial statements.

                           GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              YEAR ENDED          YEAR ENDED
                                                          DECEMBER 31, 2005   DECEMBER 31, 2004
                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                  $     31,766,232     $     7,190,886
   Net realized gain (loss) on securities sold                          --                  --
                                                          ----------------     ---------------
   Net increase in net assets resulting from operations         31,766,232           7,190,886
                                                          ----------------     ---------------
DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION
CERTIFICATE HOLDERS:
   From net investment income $.032 and $.013 per PC,
      respectively                                             (31,766,232)         (7,190,886)
                                                          ----------------     ---------------
CAPITAL TRANSACTIONS:
   Proceeds from sale of 10,744,244,338 and
      9,870,593,549 PCs, respectively                       10,744,244,338       9,870,593,549
   Value of 22,208,713 and 4,252,451 PCs issued in
      reinvestment of dividends, respectively                   22,208,713           4,252,451
   Cost of 10,741,991,230 and 9,465,398,350 PCs
      repurchased, respectively                            (10,741,991,230)     (9,465,398,350)
                                                          ----------------     ---------------
Net increase in net assets resulting from capital
   transactions                                                 24,461,821         409,447,650
                                                          ----------------     ---------------
Total increase in net assets                                    24,461,821         409,447,650
                                                          ----------------     ---------------
NET ASSETS:
   Beginning of year                                           693,683,976         284,236,326
                                                          ----------------     ---------------
   End of year                                            $    718,145,797     $   693,683,976
                                                          ================     ===============
   Accumulated undistributed net investment income        $             --     $            --
                                                          ================     ===============

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              YEAR ENDED          YEAR ENDED
                                                          DECEMBER 31, 2005   DECEMBER 31, 2004
                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                   $     4,808,606    $     2,832,528
   Net realized loss on securities sold                            (27,275)              (253)
                                                           ---------------    ---------------
   Net increase in net assets resulting from operations          4,781,331          2,832,275
                                                           ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION
CERTIFICATE HOLDERS:
   From net investment income $.030 and $.011 per
      PC, respectively                                          (4,808,606)        (2,832,528)
                                                           ---------------    ---------------
CAPITAL TRANSACTIONS:
   Proceeds from sale of 1,796,139,683 and 2,056,496,195
      PCs, respectively                                      1,796,139,683      2,056,496,195
   Value of 2,175,371 and 1,883,062 PCs issued in
      reinvestment of dividends, respectively                    2,175,371          1,883,062
   Cost of 1,760,538,738 and 2,203,423,587 PCs
      repurchased, respectively                             (1,760,538,738)    (2,203,423,587)
                                                           ---------------    ---------------
   Net increase/(decrease) in net assets resulting from
      capital transactions                                      37,776,316       (145,044,330)
                                                           ---------------    ---------------
Total increase/(decrease) in net assets                         37,749,041       (145,044,583)

NET ASSETS:
   Beginning of year                                           151,443,770        296,488,353
                                                           ---------------    ---------------
   End of year                                             $   189,192,811    $   151,443,770
                                                           ===============    ===============
   Accumulated undistributed net investment income         $            --    $            --
                                                           ===============    ===============

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout Each Year

                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                          --------   --------   --------   --------   --------
Net Asset Value, Beginning of Year        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                          --------   --------   --------   --------   -------

Income From Investment Operations:
Net Investment Income                        0.032      0.013      0.010      0.016     0.038
Net Realized Gain (Loss) on Investments         --         --         --         --        --
                                          --------   --------   --------   --------   -------
Total From Investment Operations             0.032      0.013      0.010      0.016     0.038
                                          --------   --------   --------   --------   -------

Less Dividends and Distributions:
Dividends to PC holders from
   Net Investment Income                    (0.032)    (0.013)    (0.010)    (0.016)   (0.038)
                                          --------   --------   --------   --------   -------

Total Dividends and Distributions           (0.032)    (0.013)    (0.010)    (0.016)   (0.038)
                                          --------   --------   --------   --------   -------
Net Asset Value, End of Year              $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                          ========   ========   ========   ========   =======

Total Return                                  3.20%      1.29%      1.04%      1.62%     3.90%

Ratios/Supplemental Data:
Net Assets, End of Period (000)           $718,146   $693,684   $284,236   $131,558   $59,237
Ratio of Net Total Expenses
   to Average Net Assets (1)                  0.10%      0.10%      0.10%      0.10%     0.10%
Ratio of Net Investment Income
   to Average Net Assets (2)                  3.19%      1.32%      1.01%      1.61%     3.83%

----------
(1)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average daily net assets would have been .24%, .27%, .28%, .30% and .31% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively.

(2)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average daily net assets would have been 3.05%, 1.15%, .83%, 1.41% and 3.62% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout Each Year

                                               YEAR       YEAR       YEAR       YEAR       YEAR
                                               ENDED      ENDED      ENDED      ENDED      ENDED
                                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                             --------   --------   --------   --------   --------

Net Asset Value, Beginning of Year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             --------   --------   --------   --------   --------

Income From Investment Operations:
Net Investment Income                           0.030      0.011      0.010      0.017      0.040
Net Realized Gain (Loss) on Investments(1)         --         --         --         --         --
                                             --------   --------   --------   --------   --------
Total From Investment Operations                0.030      0.011      0.010      0.017      0.040
                                             --------   --------   --------   --------   --------

Less Dividends and Distributions:
Dividends to PC Holders from
   Net Investment Income                       (0.030)    (0.011)    (0.010)    (0.017)    (0.040)
                                             --------   --------   --------   --------   --------
Total Dividends and Distributions              (0.030)    (0.011)    (0.010)    (0.017)    (0.040)
                                             --------   --------   --------   --------   --------
Net Asset Value, End of Year                 $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             ========   ========   ========   ========   ========

Total Return                                     3.05%      1.15%      1.02%      1.72%      4.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $189,193   $151,444   $296,488   $616,125   $715,564
Ratio of Net Total Expenses
   to Average Net Assets (2)                     0.28%      0.27%      0.23%      0.22%      0.23%
Ratio of Net Investment Income
   to Average Net Assets (3)                     3.02%      1.10%      1.05%      1.70%      4.04%

----------
(1)  Less than $0.01 per share.

(2)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average daily net assets would have been .31%, .30%, .26%, .24% and .24% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively.

(3)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average daily net assets would have been 2.99%, 1.07%, 1.02%, 1.68% and 4.03% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                    (Audited)
                               December 31, 2005

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

     SECURITY VALUATION: Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the "Board") of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     FEDERAL INCOME TAXES: No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. As of December 31, 2005, the Money Market Portfolio had a capital loss carry forward of $28,132 of which, if not utilized, $604 will expire in 2011, $253 will expire in 2012 and $27,275 will expire in 2013. All distributions paid by the Portfolios in 2004 and 2005 were from ordinary income for U.S. income tax purposes

     REPURCHASE AGREEMENTS: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements held were entered into on December 30, 2005.

     EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolio's either proportionately based upon each Portfolio's net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.

     ESTIMATED MATURITIES: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors. The portfolios held no such securities on December 31, 2005.

     MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., which is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCSFSC"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them in 2005 to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. Additionally, for the year ended December 31, 2005, BCSFSC voluntarily waived $339,939 of the $497,807, which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio. BIMC voluntarily waived $1,021,537 and $47,796 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2005.

     PFPC Trust Company ("PFPC Trust"), acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), acts as the Fund's transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group. PFPC Trust and PFPC earn fees from the Fund for serving in these capacities.

NOTE 3. NET ASSETS

     At December 31, 2005, net assets for both book and tax purposes consisted of:

                                Government/REPO   Money Market
                                   Portfolio        Portfolio
                                ---------------   ------------
Paid-in Capital                   $718,145,797    $189,220,943
Accumulated net realized loss
   on securities sold                       --         (28,132)
                                  ------------    ------------
      TOTAL NET ASSETS            $718,145,797    $189,192,811
                                  ============    ============

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. comprised of Government/REPO Portfolio and Money Market Portfolio (collectively, the "Portfolios") as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolios' financial highlights for the periods ended prior to December 31, 2004, were audited by other auditors whose report, dated February 2, 2004, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Portfolios' custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the two years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 17, 2006

                        TRUSTEES AND OFFICERS DISCLOSURE
                                   (Unaudited)
                                December 31, 2005

                                                                                                        Number of
                                            Term of                                                   portfolios in       Other
                                          office* and                                                  fund complex   trusteeships
                        Position(s) held   length of                                                 overseen by the   held by the
Name, address, and age    with the fund   time served   Principal occupation(s) during past 5 years      trustee         trustee
----------------------  ----------------  -----------  --------------------------------------------  ---------------  ------------
David P. Behnke(1)       Trustee,           2 Years    June 2003 to Present - Senior Vice President        Two            None
2 Mid America Plaza      President and                 and Chief Financial Officer, BCS Financial
Suite 200                Chief Executive               Corporation, BCS Financial Services
Oakbrook Terrace, IL     Officer                       Corporation, BCS Insurance Company, BCS Life
60181                                                  Insurance Company and BCSI Holdings Inc.
Age 52                                                 (insurance holding company):

                                                       2001 to June 2003 - Vice President and Chief
                                                       Financial Officer, BCSI Holdings, Inc.;
                                                       Senior Vice President, BCS Insurance Company

(1) David P. Behnke may be deemed an "interested person" of the Fund as a result of his status as President and Chief Executive Officer of the Fund.

John G. Foos             Chairman           2 years    2001 to Present - Senior Vice President and         Two            None
1901 Market Street                                     Chief Financial Officer, Independence Blue
Philadelphia, PA 19103   Trustee            4 years    Cross
Age 56

Paul F. Brown            Trustee            2 Years    September 2002 to Present - Vice President          Two            None
225 North Michigan                                     and Deputy General Counsel, BlueCross
Avenue                                                 BlueShield Association;
Chicago, IL 60601
Age 41                                                 2001 to August 2002 - Partner, Kirkland &
                                                       Ellis (law firm)

Emil D. Duda             Trustee            4 Years    January 2003 - Present - Senior Executive           Two            None
165 Court Street                                       Vice President and Chief Financial Officer,
Rochester, NY 14647                                    The Lifetime Healthcare Companies;
Age 54
                                                       2001 to December 2002 - Executive Vice
                                                       President and Chief Financial Officer, The
                                                       Lifetime Healthcare Companies

Terry D. Kellogg         Trustee            2 Years    April 2005 to Present - Executive Vice              Two            None
450 Riverchase Parkway                                 President, BlueCross BlueShield of Alabama;
East
Birmingham, AL 35244                                   June 2002 to April 2005 - Executive Vice
Age 52                                                 President and Chief Financial Officer,
                                                       BlueCross Blue Shield of Alabama

                                                       2001 to June 2002 - Senior Vice President
                                                       and Chief Financial Officer, BlueCross
                                                       BlueShield of Alabama

                        TRUSTEES AND OFFICERS DISCLOSURE
                                   (continued)
                                December 31, 2005

                                                                                                        Number of
                                            Term of                                                   portfolios in       Other
                                          office* and                                                  fund complex   trusteeships
                        Position(s) held   length of                                                 overseen by the   held by the
Name, address, and age    with the fund   time served   Principal occupation(s) during past 5 years      trustee         trustee
----------------------  ----------------  -----------  --------------------------------------------  ---------------  ------------

C. Wyndham Kidd, Jr.     Trustee            2 Years    November 2005 to Present - Oklahoma                 Two            None
1215 S. Boulder Avenue                                 Division President, Health Care Service
Tulsa, OK 74119                                        Corporation;
Age 55
                                                       October 2005 - President, Blue Cross Blue
                                                       Shield of Oklahoma:

                                                       2001 to September 2005 - Executive Vice
                                                       President and Chief Financial Officer, Blue
                                                       Cross Blue Shield of Oklahoma

Robert A. Leichtle       Trustee            5 Years    2001 to Present - Executive Vice President,         Two            None
1-20 East at Alpine                                    Chief Financial Officer and Treasurer,
Road Columbia,                                         BlueCross BlueShield of South Carolina:
SC 29219
Age 59

Gerard T. Mallen         Trustee            1 Year     February 2004 to Present - Vice President           Two            None
300 East Randolph                                      Treasury Operations, Health Care Service
Street 14th Floor                                      Corporation (HCSC) (Blue Cross Blue Shield
Chicago, IL 60601                                      of Illinois, Texas, New Mexico and
Age 51                                                 Oklahoma);

                                                       2001 to February 2004 - Vice President and
                                                       Chief Financial Officer, Fort Dearborn Life
                                                       (wholly-owned subsidiary of HCSC)

Joseph F. Reichard,      Trustee            8 Years    2001 to Present - Vice President, Treasury          Two            None
CCM 120 Fifth Avenue                                   Services and Assistant Treasurer, Highmark,
Pittsburgh, PA 15222                                   Inc. (insurance company)
Age 58

Dale E. Palka            Treasurer          7 Years    March 2001 to Present - Senior Vice
2 Mid American Plaza,                                  President, BCS Financial Services
Suite 200                Chief              1 Year     Corporation;
Oakbrook Terrace, IL     Compliance
60181                    Officer                       2001 to March 2001 - Vice President, BCS
Age 57                                                 Financial Services Corporation

Sandra K. Strutz         Secretary          3 Years    September 2003 to Present - Assistant
2 Mid America Plaza,                                   Corporate Secretary, BCS Financial
Suite 200                                              Corporation;
Oakbrook Terrace, IL
60181                                                  March 2003 to September 2003 - Secretary,
Age 50                                                 BCS Financial Corporation;

                                                       November 2002 to March 2003 - Executive
                                                       Assistant & Corporate Meetings Coordinator,
                                                       BCS Financial Corporation;

                                                       2001 to October 2002 - Executive Assistant,
                                                       BCS Financial Corporation

----------
*    Term of office is one year

     The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700, respectively.

                              FUND EXPENSE EXAMPLES
                                   (Unaudited)
                                December 31, 2005

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ending December 31, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           GOVERNMENT/ REPO PORTFOLIO

                                                                     Expenses Paid During
                    Beginning Account Value   Ending Account Value     Six Months Ending
                         July 1, 2005           December 31, 2005     December 31, 2005*
                    -----------------------   --------------------   --------------------
Actual                     $1,000.00                $1,018.70                $0.51
Hypothetical
(5% return before
expenses)                  $1,000.00                $1,024.70                $0.51

* Expenses are equal to the Portfolio's annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                             MONEY MARKET PORTFOLIO

                                                                     Expenses Paid During
                    Beginning Account Value   Ending Account Value     Six Months Ending
                         July 1, 2005           December 31, 2005     December 31, 2005*
                    -----------------------   --------------------   --------------------
Actual                     $1,000.00                $1,018.00                $1.42
Hypothetical
(5% return before
expenses)                  $1,000.00                $1,023.78                $1.43

* Expenses are equal to the Portfolio's annualized expense ratio of .28%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                  FUND PROFILE
                                   (Unaudited)
                               December 31, 2005

           PORTFOLIO HOLDINGS SUMMARY TABLE GOVERNMENT/REPO PORTFOLIO

            Security Type               % of Net Assets       Value
            -------------               ---------------   ------------
SHORT TERM INVESTMENTS:
   Government Agency Obligations             31.32%       $224,949,999
   Repurchase Agreements                     69.23%        497,176,000
LIABILITIES IN EXCESS OF OTHER ASSETS        -0.55%         (3,980,202)
                                            ------        ------------
   Net Assets--100.0%                       100.00%       $718,145,797
                                            ======        ============

                              Maturity Information

   Maturity       Amount Par    Percentage
   --------      ------------   ----------
  1 - 7 days     $722,176,000     100.00%
  8 - 14 days              --       0.00%
 15 - 30 days              --       0.00%
 31 - 60 days              --       0.00%
 61 - 90 days              --       0.00%
 91 - 120 days             --       0.00%
121 - 150 days             --       0.00%
 Over 150 days             --       0.00%
                 ------------     ------
                 $722,176,000     100.00%
                 ============     ======

                       Average Weighted Maturity - 4 days

                                  FUND PROFILE
                                   (Unaudited)
                                December 31, 2005
                                   (continued)

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                             MONEY MARKET PORTFOLIO

                   Security Type                     % of Net Assets       Value
                   -------------                     ---------------   ------------
SHORT TERM INVESTMENTS:
   Bank Obligations                                       11.05%       $ 20,899,783
   Commercial Paper-Asset Backed Securities               10.87%         20,571,060
   Commercial Paper-Banks                                  5.00%          9,465,012
   Commercial Paper-Securities Brokers and Dealers         2.64%          5,000,000
   Commercial Paper-Life Insurance                         2.64%          4,988,732
   Notes and Bonds-Asset Backed Securities                 2.91%          5,499,582
   Notes and Bonds-Banks                                   3.17%          6,000,000
   Notes and Bonds-Life Insurance                          5.55%         10,500,000
   Notes and Bonds-Security Brokers and Dealers            0.68%          1,290,000
   Notes and Bonds-Short-Term Business Credit
      Institutions                                         3.17%          6,004,561
   Corporate Variable Rate Demand Notes                    9.25%         17,500,000
   Municipal Variable Rate Demand Notes                    5.66%         10,715,000
   Master Notes                                            4.76%          9,000,000
   Repurchase Agreements                                  32.83%         62,106,000
LIABILITIES IN EXCESS OF OTHER ASSETS                     -0.18%           (346,919)
                                                         ------        ------------
   Net Assets--100.0%                                    100.00%       $189,192,811
                                                         ------        ------------

                              Maturity Information

   Maturity       Amount Par    Percentage
   --------      ------------   ----------
  1 - 7 days     $115,821,000      61.05%
  8 - 14 days      10,000,000       5.27%
 15 - 30 days      31,790,000      16.76%
 31 - 60 days      13,500,000       7.12%
 61 - 90 days      13,700,000       7.22%
 91 - 120 days             --       0.00%
121 - 150 days             --       0.00%
 Over 150 days      4,900,000       2.58%
                 ------------     ------
                 $189,711,000     100.00%
                 ============     ======

                       Average Weighted Maturity - 21 days

                                OTHER DISCLOSURES
                                   (Unaudited)
                                December 31, 2005

The Fund files the Portfolios' complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.

                           PLAN INVESTMENT FUND, INC.

                         2 Mid America Plaza, Suite 200
                           Oakbrook Terrace, IL 60181
                                 (630) 472-7700

                                    TRUSTEES

DAVID P. BEHNKE
President and Chief Executive Officer
Plan Investment Fund, Inc.;
Senior Vice President and
Chief Financial Officer
BCS Financial Corporation

PAUL F. BROWN
Vice President and Deputy General Counsel
BlueCross BlueShield Association

EMIL D. DUDA
Senior Executive Vice President and Chief Financial
Officer
The Lifetime Healthcare Companies

JOHN G. FOOS
Chairman
Plan Investment Fund, Inc.;
Senior Vice President and
Chief Financial Officer
Independence Blue Cross

TERRY D. KELLOGG
Executive Vice President
Blue Cross BlueSheild of Alabama

C. WYNDHAM KIDD, JR.
Oklahoma Division President
Health Care Service Corporation

ROBERT A. LEICHTLE
Executive Vice President,
Chief Financial Officer and
Treasurer
BlueCross BlueShield of South Carolina

GERARD T. MALLEN
Vice President Treasury Operations
Health Care Service Corporation

JOSEPH F. REICHARD, CCM
Vice President, Treasury
Services and
Assistant Treasurer
Highmark, Inc.

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           and MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2. CODE OF ETHICS.

     (a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

     (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

     (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The registrant's Board of Trustees has determined that Emil D. Duda, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2005 and 2004 for professional services rendered by the Fund's Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

                     Year Ended December 31,
                     -----------------------
                          2005      2004
                        -------   -------
Audit fees              $16,400   $20,000
Audit-related fees       14,650    12,000
Tax fees                  4,000         0
All other fees                0         0
                        -------   -------
Total                   $35,050   $32,000
                        =======   =======

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund's Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above, are principally related to the semi-annual review of the Fund's financial statements. Tax fees represent fees billed for services rendered for tax compliance, tax advice and tax planning by the Fund's Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2005 and 2004 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Fees Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund's auditor to certain affiliate entities defined by SEC rules, including the Fund's Advisor and any entity controlling, controlled by or under common control with the Advisor to extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund's Advisor for such services in 2005 was approximately $350,000 related to the Advisor's regulatory compliance program. These services were pre-approved by the audit committee of the Fund. There were no non-audit fees to affiliates that required pre-approval in 2004.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund's Advisor and all affiliates as defined, totaled approximately $670,000 in 2005 and $680,000 in 2004. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm's independence.

Audit Committee Pre-Approval Policies

     The audit committee of the Fund has adopted policies that require that each engagement of the Fund's independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members. The Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

     Audited schedule of investments is included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics. (incorporated by reference to Exhibit 10(a)(1) to the registrant's Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

     (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.


By: /s/ David P. Behnke
    ---------------------------------
    David P. Behnke, President

Date: February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Behnke
    ---------------------------------
    David P. Behnke, President
    (Principal Executive Officer)

Date: February 17, 2006


By: /s/ Dale E. Palka
    ---------------------------------
    Dale E. Palka, Treasurer
    (Principal Financial Officer)

Date: February 17, 2006

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.